ORGANIZATION AND PRINCIPAL ACTIVITIES - TAC and KSO (Details)	12 Months Ended
Dec. 31, 2019 USD ($) item
Maximum monthly proceeds of sale of crude oil for entitlement stating the amount of money that GWN is entitled to (as a percent)	65.00%
Additional entitlement on the remaining percentage stating the amount of money that GWN is entitled to (as a percent)	26.7857%
Remaining proceeds from the sale of the crude oil as part of the profit sharing (as a percent)	35.00%
Number of portions of entitlements recognized as revenue | item	2
Percentage of operating cost per bbl multiplying NSO	80.00%
Cost recovery balance reset with the commencement of operatorship | $	$ 0
TAC
Cost recovery balance reset with the commencement of operatorship	65.00%
KSO
Cost recovery balance reset with the commencement of operatorship	80.00%